Redeemable Stock of Subsidiaries Redeemable Stock of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
The following table is a reconciliation of changes in redeemable stock of subsidiaries (in millions):

December 31,	2022	2021
Balance at the beginning of the period	$1,257	$872
Net loss	(87)	(6)
Other comprehensive income	40	19
Adjustments to redemption value	—	4
Distributions to holders of redeemable stock of subsidiaries	(64)	—
Acquisitions and reclassification of redeemable stock of subsidiaries	(60)	(211)
Contributions from holders of redeemable stock of subsidiaries	67	579
Sales of redeemable stock of subsidiaries	168	—
Balance at the end of the period	$1,321	$1,257
The following table summarizes the Company's redeemable stock of subsidiaries balances as of the periods indicated (in millions):

December 31,	2022	2021
IPALCO common stock	$782	$700
AES Clean Energy Development common stock	436	497
AES Clean Energy Development tax equity partnerships	86	—
Potengi common and preferred stock	17	—
AES Indiana preferred stock	—	60
Total redeemable stock of subsidiaries	$1,321	$1,257